Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	Rocky Mountain High Brands, Inc.
Entity Central Index Key	0001670869
Document Type	S-1/A
Document Period End Date	Jun. 30, 2018
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Amedment Description	Amendment to original filing